Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment

								$ million
	Land and land improvements	Buildings	Oil and gas properties[a]	Plant, machinery and equipment	Fittings, fixtures and office equipment	Transportation	Oil depots, storage tanks and service stations	Total
Cost
At 1 January 2017	3,066	2,235	215,564	43,725	2,670	14,000	7,623	288,883
Exchange adjustments	264	42	—	1,251	91	28	772	2,448
Additions	264	94	12,366	1,890	240	347	575	15,776
Acquisitions	—	—	—	41	—	228	1	270
Transfers	—	—	451	—	—	—	—	451
Deletions	(120)	(798)	(2,327)	(245)	(148)	(3,829)	(223)	(7,690)
At 31 December 2017	3,474	1,573	226,054	46,662	2,853	10,774	8,748	300,138
Depreciation
At 1 January 2017	584	1,062	122,428	18,686	2,022	9,823	4,521	159,126
Exchange adjustments	33	27	—	647	67	19	466	1,259
Charge for the year	90	94	12,385	1,764	185	381	350	15,249
Impairment losses	3	35	624	35	—	479	17	1,193
Impairment reversals	—	—	(135)	—	—	(72)	—	(207)
Deletions	(27)	(400)	(1,976)	(136)	(138)	(3,107)	(169)	(5,953)
At 31 December 2017	683	818	133,326	20,996	2,136	7,523	5,185	170,667
Net book amount at 31 December 2017	2,791	755	92,728	25,666	717	3,251	3,563	129,471
Cost
At 1 January 2016	3,194	2,877	215,566	45,744	2,866	14,038	8,418	292,703
Exchange adjustments	(119)	(37)	—	(342)	(127)	(9)	(375)	(1,009)
Additions	106	24	12,036	1,699	192	156	568	14,781
Acquisitions	46	—	—	793	—	—	—	839
Remeasurements[b]	—	—	—	(1,505)	—	—	—	(1,505)
Transfers	—	—	1,629	—	—	—	—	1,629
Deletions	(161)	(629)	(13,667)	(2,664)	(261)	(185)	(988)	(18,555)
At 31 December 2016	3,066	2,235	215,564	43,725	2,670	14,000	7,623	288,883
Depreciation
At 1 January 2016	642	1,157	123,831	20,652	2,084	9,439	5,140	162,945
Exchange adjustments	(9)	(44)	—	(264)	(96)	(6)	(218)	(637)
Charge for the year	40	166	11,213	1,740	214	397	384	14,154
Remeasurements[b]	—	—	—	(1,319)	—	—	—	(1,319)
Impairment losses	9	123	518	11	79	256	4	1,000
Impairment reversals	(2)	—	(2,923)	(12)	—	(101)	(4)	(3,042)
Transfers	—	—	5	—	—	—	—	5
Deletions	(96)	(340)	(10,216)	(2,122)	(259)	(162)	(785)	(13,980)
At 31 December 2016	584	1,062	122,428	18,686	2,022	9,823	4,521	159,126
Net book amount at 31 December 2016	2,482	1,173	93,136	25,039	648	4,177	3,102	129,757

Assets held under finance leases at net book amount included above
At 31 December 2017	—	2	16	238	—	233	7	496
At 31 December 2016	—	2	21	266	—	241	—	530
Assets under construction included above
At 31 December 2017								23,789
At 31 December 2016								29,177
[a] For information on significant estimates and judgements made in relation to the estimation of oil and natural reserves see Property, plant and equipment within Note 1.
[b] Relates to the remeasurement to fair value of previously held interests in certain assets as a result of the dissolution on 31 December 2016 of the group’s German refining joint operation with Rosneft.